SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Warrant Derivative Liability	$ 468,457	$ 513,071
Accrued Expenses	614,493	559,723
Prepaid Investor Services	582,409	551,796
Non-cash interest	817,536	817,536
Intangibles (Intellectual Property and Patent Cost)	367,347	351,144
Deferred Rent	4,114	4,492
Formation Expense	6,553	6,553
Net Operating Loss carryforward	25,483,996	9,075,029
Gain on extinguishment of debt	102,604	97,992
Stock Based Compensation		84,028
Total Deferred tax assets	28,447,509	12,061,364
Research and Development	(202,718)	(170,435)
Stock Based Compensation	(3,960,547)
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Capital Raising Costs	(398,746)	(389,258)
Total deferred tax liabilities	(4,601,390)	(599,072)
Net deferred tax assets	23,846,119	11,462,292
Valuation allowance	(23,846,119)	(11,462,292)
Net deferred tax assets